Equity and Accumulated Other Comprehensive Loss - AOCI Reclassifications (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	$ (63,990)	$ (26,598)	$ (78,170)
Other comprehensive income (loss) before reclassifications	(74,805)	(32,661)	33,667
Amounts reclassified from AOCI	2,746	(1,738)	23,939
Related tax amounts	(2,191)	(2,993)	(6,034)
Ending balance	(138,240)	(63,990)	(26,598)
Currency Translation Adjustments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(49,843)	(2,875)	(44,568)
Other comprehensive income (loss) before reclassifications	(82,318)	(46,968)	41,693
Amounts reclassified from AOCI	0	0	0
Related tax amounts	0	0	0
Ending balance	(132,161)	(49,843)	(2,875)
Defined Benefit Pension Plans
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(13,172)	(23,467)	(34,533)
Other comprehensive income (loss) before reclassifications	10,789	11,948	(6,617)
Amounts reclassified from AOCI	479	1,459	24,141
Related tax amounts	(2,691)	(3,112)	(6,458)
Ending balance	(4,595)	(13,172)	(23,467)
Unrealized Gain (Loss) in Available-for- Sale Securities
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	397	3,342	1,251
Other comprehensive income (loss) before reclassifications	(3,276)	(531)	2,848
Amounts reclassified from AOCI	895	(3,197)	(202)
Related tax amounts	500	783	(555)
Ending balance	(1,484)	397	3,342
Derivative Instruments
AOCI Attributable to Parent, Net of Tax [Roll Forward]
Beginning balance	(1,372)	(3,598)	(320)
Other comprehensive income (loss) before reclassifications	0	2,890	(4,257)
Amounts reclassified from AOCI	1,372	0	0
Related tax amounts	0	(664)	979
Ending balance	$ 0	$ (1,372)	$ (3,598)